Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 6—INVENTORIES

Inventories as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Appliances	$1,447,368	$2,155,839
Eyewear	5,880,478	-
Automotive	1,190,899	934,683
Construction	1,976,067	1,519,345
Total inventories	10,494,812	4,609,867
Less reserve for obsolescence	(1,495,280)	(425,848)
Total inventories, net	$8,999,532	$4,184,019